U.S. Government Matters (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) claim lawsuit defendent	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 12, 2017 USD ($)	Mar. 27, 2011 USD ($)	Dec. 31, 2009 lawsuit
United States Government Contract Work [Line Items]
Contracts revenue	$ 4,171	$ 4,268	$ 5,096
Number of active claims | claim	2
Loss contingency, estimate of possible loss					$ 628
All Defense Contract Audit Agency Audit Issues
United States Government Contract Work [Line Items]
Billed costs	$ 171	173
Contracts revenue	88	90
Government contract receivable	79	83
Total amount of payments withheld from subcontractors as result of disapproved costs related to Dcaa form 1 issued to enterprise	26	26
Private Security
United States Government Contract Work [Line Items]
Billed costs	56
Contracts revenue	11
Government contract receivable	45			$ 45
Reserve for potentially disallowable costs incurred under government contracts
United States Government Contract Work [Line Items]
Provision for doubtful accounts	51	64
First Kuwaiti Trading Company Arbitration
United States Government Contract Work [Line Items]
Damages awarded, value	17
Accounts payable	32
Payments on contract work	$ 26	19
Sodium Dichromate Litigation
United States Government Contract Work [Line Items]
Billed costs		$ 33
Loss contingency, pending claims, number | lawsuit						5
qui tams
United States Government Contract Work [Line Items]
qui tam government joined | lawsuit	1
Percent of legal fees billable to the U.S. Government (percentage)	80.00%
Legal Fees	$ 12
DOJFCA
United States Government Contract Work [Line Items]
Loss contingency, number of defendants | defendent	3
Minimum | Burn Pit Litigation
United States Government Contract Work [Line Items]
Loss contingency, pending claims, number | lawsuit	60
Pay-When-Paid Terms
United States Government Contract Work [Line Items]
Payments on contract work	$ 4
Claims Receivable | All Defense Contract Audit Agency Audit Issues
United States Government Contract Work [Line Items]
Government contract receivable	79
Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts [Member] | All Defense Contract Audit Agency Audit Issues
United States Government Contract Work [Line Items]
Government contract receivable	$ 4